Client Name:
Client Project Name:	SPIRE 2026-3
Start - End Dates:	5/9/2025 - 1/8/2026
Deal Loan Count:	19

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	DTI	CRDDTI187	Debt Ratio > xxx%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least xxx%, but less than xxx%	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	2
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - xxx Form Used in Refinance With Original Creditor	1
Total				15

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